Note 1 - Description of Business and Summary of Significant Accounting Policies (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Cash, Uninsured Amount	$ 1,100,000	$ 1,100,000	$ 768,222
Selling, General and Administrative Expenses [Member]
Shipping, Handling and Transportation Costs		1,800,000	2,000,000	$ 2,200,000
Research and Development Expense		1,300,000	1,300,000	1,400,000
Advertising Expense		$ 237,000	$ 451,000	$ 522,000
Minimum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life		30 years
Minimum [Member] | Building Improvements [Member]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life		39 years
Maximum [Member] | Building Improvements [Member]
Property, Plant and Equipment, Useful Life		7 years